Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2018
Variable Interest Entities [Abstract]
Consolidated VIE assets and liabilities
The following table presents the classification and balances of the consolidated VIEs’ assets and liabilities in TDS’ Consolidated Balance Sheet.

December 31,	2018	2017
(Dollars in millions)
Assets
Cash and cash equivalents	$9	$3
Short-term investments	17	—
Accounts receivable	609	473
Inventory, net	5	4
Other current assets	5	3
Licenses	647	648
Property, plant and equipment, net	88	89
Other assets and deferred charges	347	304
Total assets	$1,727	$1,524

Liabilities
Current liabilities	$31	$36
Deferred liabilities and credits	15	12
Total liabilities	$46	$48